Document and Entity Information	12 Months Ended
Nov. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	ASSISTED 4 LIVING, INC.
Entity Central Index Key	0001719435
Document Type	POS AM
Document Period End Date	Nov. 30, 2018
Current Fiscal Year End Date	--11-30
Entity Filer Category	Non-accelerated Filer
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Post-Effective Amendment No. 1 (this "Post-Effective Amendment No. 1") to the Registration Statement on Form S-1 (File No. 333-226979) (the "Registration Statement"), as originally declared effective by the Securities and Exchange Commission (the "SEC") on November 1, 2018, is being filed to include information in the Registrant's Annual Report on Form 10-K for the fiscal year ended November 30, 2018, which was filed with the SEC on February 28, 2019, and to update certain other information in the Registration Statement. The Registration Statement initially registered the sale of an aggregate of 8,050,000 shares of our company's shares of common stock, par value $0.0001, including (i) 3,050,000 outstanding shares of common stock by the Selling Stockholders, and (ii) 5,000,000 shares of common stock to be sold by our company. Certain of the shares of common stock being offered by our company have been sold prior to the filing of this Post-Effective Amendment No. 1and therefore are not included herein. The information included in this filing amends the Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on August 23, 2018.